Asset Under Development (Tables)	6 Months Ended
Jun. 30, 2020
Extractive Industries [Abstract]
Schedule for Assets Under Development

(in thousands of $)	June 30, 2020	December 31, 2019
Opening asset under development balance	434,248	20,000
Additions	148,544	372,849
Transfer from vessels and equipment, net	77,172	—
Transfer from other non-current assets (see note 13)	16,213	31,048
Interest costs capitalized	16,827	10,351
Closing asset under development balance	693,004	434,248

Contractual Obligation, Fiscal Year Maturity
As at June 30, 2020, the estimated timing of the outstanding payments in connection with the Gimi conversion are as follows:

(in thousands of $)
Period ending December 31,	June 30, 2020
2020 (1)	167,073
2021	198,730
2022	195,382
2023	260,781
2024	30,100
852,066
(1) For the six months ending December 31, 2020